Investment Risks	Mar. 30, 2026
Saturna Growth Fund | Market risk
Prospectus [Line Items]
Risk [Text Block]

Market risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Saturna Growth Fund | Equity securities risk
Prospectus [Line Items]
Risk [Text Block]

Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.

Saturna Growth Fund | Investment strategy risk
Prospectus [Line Items]
Risk [Text Block]

Investment strategy risk: The adviser believes that sustainable investing may mitigate security-specific risks, but the screens used in connection with these strategies reduce the investable universe, which may limit investment opportunities and adversely affect the Fund’s performance.

Saturna Growth Fund | Liquidity risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.

Saturna Growth Fund | Sector risk
Prospectus [Line Items]
Risk [Text Block]

Sector risk: From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political, or regulatory events which may cause the Fund’s returns to suffer.

Saturna Growth Fund | Large transaction risk
Prospectus [Line Items]
Risk [Text Block]

Large transaction risk: A significant percentage of the Fund’s shares may be owned or controlled by the investment adviser and its affiliates or other large shareowners. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareowners. These inflows and outflows could negatively affect the Fund’s net asset value and performance.

Saturna Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Consider investing in the Fund only if you are willing to accept the risk that you may lose money.
Saturna International Fund | Market risk
Prospectus [Line Items]
Risk [Text Block]

Market risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Saturna International Fund | Equity securities risk
Prospectus [Line Items]
Risk [Text Block]

Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.

Saturna International Fund | Investment strategy risk
Prospectus [Line Items]
Risk [Text Block]

Investment strategy risk: The adviser believes that sustainable investing may mitigate security-specific risks, but the screens used in connection with these strategies reduce the investable universe, which may limit investment opportunities and adversely affect the Fund’s performance.

Saturna International Fund | Liquidity risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.

Saturna International Fund | Sector risk
Prospectus [Line Items]
Risk [Text Block]

Sector risk: From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political, or regulatory events which may cause the Fund’s returns to suffer.

Saturna International Fund | Large transaction risk
Prospectus [Line Items]
Risk [Text Block]

Large transaction risk: A significant percentage of the Fund’s shares may be owned or controlled by the adviser and its affiliates or other large shareowners. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareowners. These inflows and outflows could negatively affect the Fund’s net asset value and performance.

Saturna International Fund | Foreign investing risk
Prospectus [Line Items]
Risk [Text Block]

Foreign investing risk: Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.

Saturna International Fund | Emerging markets risk
Prospectus [Line Items]
Risk [Text Block]

Emerging markets risk: There are heightened risks when investing in emerging markets, which are generally less liquid and more volatile than more developed securities markets. These risks include greater political or economic uncertainties; delays and disruptions in securities settlement procedures; weaker corporate governance, accounting, auditing and financial reporting standards; and less publicly available information about issuers. Emerging market countries’ governments may also be more likely to impose capital controls or nationalize an industry. The likelihood of suspensions of issuers traded on foreign exchanges may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets.

Saturna International Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Consider investing in the Fund only if you are willing to accept the risk that you may lose money.
Saturna Core Fund | Market risk
Prospectus [Line Items]
Risk [Text Block]

Market risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Saturna Core Fund | Equity securities risk
Prospectus [Line Items]
Risk [Text Block]

Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.

Saturna Core Fund | Investment strategy risk
Prospectus [Line Items]
Risk [Text Block]

Investment strategy risk: The adviser believes that sustainable investing may mitigate security-specific risks, but the screens used in connection with these strategies reduce the investable universe, which may limit investment opportunities and adversely affect the Fund’s performance.

Saturna Core Fund | Liquidity risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.

Saturna Core Fund | Sector risk
Prospectus [Line Items]
Risk [Text Block]

Sector risk: From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political, or regulatory events which may cause the Fund’s returns to suffer.

Saturna Core Fund | Large transaction risk
Prospectus [Line Items]
Risk [Text Block]

Large transaction risk: A significant percentage of the Fund’s shares may be owned or controlled by the adviser and its affiliates or other large shareowners. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareowners. These inflows and outflows could negatively affect the Fund’s net asset value and performance.

Saturna Core Fund | Foreign investing risk
Prospectus [Line Items]
Risk [Text Block]

Foreign investing risk: Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.

Saturna Core Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest rate risk: Changes in interest rates impact prices of fixed-income and related investments. When interest rates rise, the value of fixed-income investments (paying a lower rate of interest) generally will fall. Investments with shorter maturities may have less interest rate risk, but generally have lower returns and, because of the more frequent maturity dates, may involve higher re-investment costs.

Saturna Core Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit risk: Corporate and sovereign issuers of the notes and certificates in which the Fund invests may not be able or willing to make payments when due, which may lead to default or restructuring of the investment. In addition, if the market perceives deterioration in the creditworthiness of an issuer, the value and liquidity of the issuer’s securities may decline.

Saturna Core Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Consider investing in the Fund only if you are willing to accept the risk that you may lose money.
Saturna Global Sustainable Bond Fund | Market risk
Prospectus [Line Items]
Risk [Text Block]

Market risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Saturna Global Sustainable Bond Fund | Investment strategy risk
Prospectus [Line Items]
Risk [Text Block]

Investment strategy risk: The adviser believes that sustainable investing may mitigate security-specific risks, but the screens used in connection with these strategies reduce the investable universe, which may limit investment opportunities and adversely affect the Fund’s performance.

Saturna Global Sustainable Bond Fund | Liquidity risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.

Saturna Global Sustainable Bond Fund | Sector risk
Prospectus [Line Items]
Risk [Text Block]

Sector risk: From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political, or regulatory events which may cause the Fund’s returns to suffer.

Saturna Global Sustainable Bond Fund | Foreign investing risk
Prospectus [Line Items]
Risk [Text Block]

Foreign investing risk: Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.

Saturna Global Sustainable Bond Fund | Emerging markets risk
Prospectus [Line Items]
Risk [Text Block]

Emerging markets risk: There are heightened risks when investing in emerging markets, which are generally less liquid and more volatile than more developed securities markets. These risks include greater political or economic uncertainties; delays and disruptions in securities settlement procedures; weaker corporate governance, accounting, auditing and financial reporting standards; and less publicly available information about issuers. Emerging market countries’ governments may also be more likely to impose capital controls or nationalize an industry. The likelihood of suspensions of issuers traded on foreign exchanges may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets.

Saturna Global Sustainable Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest rate risk: Changes in interest rates impact prices of fixed-income and related investments. When interest rates rise, the value of fixed-income investments (paying a lower rate of interest) generally will fall. Investments with shorter maturities may have less interest rate risk, but generally have lower returns and, because of the more frequent maturity dates, may involve higher re-investment costs.

Saturna Global Sustainable Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit risk: Corporate and sovereign issuers of the notes and certificates in which the Fund invests may not be able or willing to make payments when due, which may lead to default or restructuring of the investment. In addition, if the market perceives deterioration in the creditworthiness of an issuer, the value and liquidity of the issuer’s securities may decline.

Saturna Global Sustainable Bond Fund | High yield risk
Prospectus [Line Items]
Risk [Text Block]

High yield risk: Bonds that are unrated or rated below investment grade, which are known as “junk bonds,” typically offer higher yields to compensate investors for increased credit risk. Issuers of high-yield securities generally are not as strong financially and are more vulnerable to changes that could affect their ability to make interest and principal payments. High-yield securities generally are more volatile and less liquid (harder to sell), which may make such securities more difficult to value. Unrated securities present additional uncertainty because of the difficulties in determining their comparability to rated securities. Unrated securities are often comparable to below investment-grade securities.

Saturna Global Sustainable Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Consider investing in the Fund only if you are willing to accept the risk that you may lose money.